Federal Funds Purchased and Securities Sold Under Agreements to Repurchase - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Federal Funds Purchased and Securities Sold under Agreements to Repurchase [Abstract]
Securities Sold under Agreements to Repurchase	$ 5,187	$ 23,829
Total	$ 5,187	$ 23,829